Pensions and other post retirement benefits - Asset allocation strategy (Details)	Mar. 31, 2020	Mar. 31, 2019
UK | Pensions
Disclosure of fair value of plan assets [line items]
Equities	10.20%	12.70%
Property	4.80%	5.50%
Diversified alternatives	6.20%	5.00%
Liability matching assets	34.30%	11.10%
Infrastructure	0.00%	0.00%
Cash and cash equivalents	1.80%	1.90%
Other	1.70%	1.00%
Total	100.00%	100.00%
UK | Corporate bonds | Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	26.70%	23.40%
UK | Government securities | Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	14.30%	39.40%
US | Pensions
Disclosure of fair value of plan assets [line items]
Equities	36.00%	40.80%
Property	4.40%	4.70%
Diversified alternatives	9.00%	10.10%
Liability matching assets	0.00%	0.00%
Infrastructure	1.70%	1.50%
Cash and cash equivalents	0.30%	0.30%
Other	(0.60%)	0.20%
Total	100.00%	100.00%
US | Other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Equities	57.60%	60.20%
Property	0.00%	0.00%
Diversified alternatives	13.40%	12.90%
Liability matching assets	0.00%	0.00%
Infrastructure	0.00%	0.00%
Cash and cash equivalents	0.00%	0.00%
Other	5.50%	5.60%
Total	100.00%	100.00%
US | Corporate bonds | Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	31.00%	26.40%
US | Corporate bonds | Other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Debt instruments	0.60%	0.70%
US | Government securities | Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	18.20%	16.00%
US | Government securities | Other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Debt instruments	22.90%	20.60%